Asset Retirement Obligations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligations [Line Items]
Long-term inflation assumption of current costs (as a percent)	2.00%
Asset retirement obligations (Note 21)	$ 36	$ 28
Decommissioning liability	17	11
Hydro One Remotes Operating Territory [Member]
Asset Retirement Obligations [Line Items]
Decommissioning liability	6	11
Asbestos Containing Materials [Member]
Asset Retirement Obligations [Line Items]
Increase (decrease) asset retirement obligation,	1	3
Asset retirement obligations (Note 21)	$ 18	$ 17
Minimum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures (as a percent)	2.00%	2.00%
Maximum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures (as a percent)	4.00%	4.00%